Debt (Tables) - A Place For Rover INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Future Minimum Payments of Outstanding Debt Borrowings

Future minimum payments of principal on the Company’s outstanding debt borrowings were as follows for the years ending December 31 (in thousands):

Year Ending December 31	Amounts
2021	$4,505
2022	33,619
2023	—
2024	—
2025	—
Total principal amount	38,124
Unamortized discount	(598)
Carrying value of debt	$37,526

Schedule of Future Minimum Payments of Principal Outstanding Debt

As of June 30, 2021, future minimum payments of principal on the Company’s outstanding debt borrowings were as follows for the years ending December 31 (in thousands):

Year Ending December 31	Amounts
Remainder of 2021	$4,505
2022	33,619
2023	—
2024	—
2025	—
Total principal amount	38,124
Unamortized discount	(409)
Carrying value of debt	$37,715